Restructuring Activities	3 Months Ended
Mar. 31, 2025
Restructuring and Related Activities [Abstract]
Restructuring Activities

17. Restructuring activities

A summary and description of the amounts included within Restructuring and other costs for each of the periods presented is included below. We do not include Restructuring and others costs within Segment Adjusted EBITDA (as defined in Note 16).

	For the three months ended March 31,
	2025	2024
Transaction related costs (1)	$359	$15
Restructuring (2)	3,510	176
Other (3)	3,916	261
Restructuring and other costs	$7,785	$452

(1)
For the three months ended March 31, 2025, transaction costs relate to the disposal of the direct marketing payment processing business line mainly related to legal fees.
(2)
For the three months ended March 31, 2025, restructuring mainly relates to costs incurred on transformation projects to improve merchant platforms as well as finance and risk processes. These transformation projects are expected to complete by 2027. For the three months ended March 31, 2024, restructuring mainly relates to relocation costs.
(3)
Other costs mainly relate to the securities litigation against the Company and indemnities provided by the Company in the related class action lawsuit (See Note 14).

In addition, in the first quarter of 2025, the Company initiated a workforce reduction in connection with cost reduction initiatives and to improve organizational efficiency. This severance expense is recorded in "Selling, general and administrative" within the unaudited consolidated condensed statement of comprehensive loss. The total amount of severance recorded by segment in each of the periods presented is as follows:

	For the three months ended March 31,
	2025	2024
Digital Wallets	$2,185	$1,506
Merchant Solutions	2,239	1,228
Unallocated corporate costs	1,146	173
Total severance expense - selling, general and administrative (1)	$5,570	$2,907

(1)
As of March 31, 2025 and December 31, 2024, the severance liability was $983 and $417, respectively.